Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share capital	Share premium	Capital reserve from share-based payment transactions	Warrants exercisable into shares	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated deficit	Total	Non-controlling Interests	Total
Balance at Dec. 31, 2016	$ 1,783	$ 79,864	$ 5,167	$ 6,947	$ (970)	$ 491	$ (87,363)	$ 5,919	$ 42	$ 5,961
Loss							(3,462)	(3,462)	(53)	(3,515)
Adjustment arising from translating financial statements from functional currency to presentation currency						420		420		420
Issuance of share capital and warrants, net of issuance expenses	330	1,993	188	1,868				4,379		4,379
Share-based payment			95					95		95
Balance at Jun. 30, 2017	2,113	81,857	5,450	8,815	(970)	911	(90,825)	7,351	(11)	7,340
Balance at Dec. 31, 2017	2,123	81,104	5,547	8,815		1,127	(93,702)	5,014		5,014
Loss							(2,965)	(2,965)		(2,965)
Cumulative effect as a result of the initial adoption of IFRS 15 as of January 1, 2018 – See Note 2							(350)	(350)		(350)
Issuance of share capital and warrants, net of issuance expenses	482	312		3,593				4,387		4,387
Issuance of share capital	28	230						258		258
Share-based payment			166					166		166
Balance at Jun. 30, 2018	$ 2,633	$ 81,646	$ 5,713	$ 12,408		$ 1,127	$ (97,017)	$ 6,510		$ 6,510